Restructuring - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Restructuring Cost and Reserve [Line Items]
Restructuring related costs and change in estimates	$ 3,623	$ 3,508	$ 4,079
Amortization expense	39,325	24,511	16,814
2012/13 Restructuring | Closure and Other Contractual Liabilities
Restructuring Cost and Reserve [Line Items]
Restructuring liability	911	1,025
Cost of revenue
Restructuring Cost and Reserve [Line Items]
Restructuring related costs and change in estimates	301	28	93
Sales and marketing
Restructuring Cost and Reserve [Line Items]
Restructuring related costs and change in estimates	1,300	1,113	1,551
Research and development
Restructuring Cost and Reserve [Line Items]
Restructuring related costs and change in estimates	1,245	1,406	574
Research and development | Capitalized Internal-Use Software
Restructuring Cost and Reserve [Line Items]
Amortization expense	1,181
General and administrative
Restructuring Cost and Reserve [Line Items]
Restructuring related costs and change in estimates	777	$ 961	$ 1,861
Depreciation expense	$ 282